SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011	Mar. 31, 2012
Property and equipment, useful life	5
Potentially Outstanding Dilutive
Total potentially outstanding dilutive common shares	3,000,000		6,000,000
Convertible notes payable	$ 400,000			$ 700,000
Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"). [Member]

Potentially Outstanding Dilutive
Total potentially outstanding dilutive common shares	3,000,000		6,000,000
Convertible Note One [Member]
Potentially Outstanding Dilutive
Total potentially outstanding dilutive common shares		[1]
Convertible Note Two [Member]
Potentially Outstanding Dilutive
Total potentially outstanding dilutive common shares		[1]
Acquired Technology [Member]
Finite-lived intangible assets, estimated useful life	15
Website Development Costs [Member]
Finite-lived intangible assets, estimated useful life	5
Furniture and Fixtures [Member]
Property and equipment, useful life	5
Stevia Ventures International Ltd. [Member]
Attributable Interest	100.00%
Stevia Asia Limited [Member]
Attributable Interest	100.00%
Stevia Technew Limited [Member]
Attributable Interest	70.00%

[1]	The number of common shares of which these convertible notes were able to convert to is currently undeterminable as these convertible notes' conversion price is the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.